Schedule of reconciliation between tax expense and corporate tax rate (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Deferred tax expense (income) [abstract]
Statutory tax rate	17.00%	17.00%